ROU Assets and Lease Liabilities	6 Months Ended
Jun. 30, 2021
ROU Assets And Lease Liabilities [Abstract]
ROU Assets and Lease Liabilities

Note 6. ROU Assets and Lease Liabilities

XL Fleet has entered into operating and finance leases as the lessee for office space, R&D and manufacturing facilities, and vehicles. On January 1, 2021 (“Effective Date”), the Company adopted FASB Accounting Standards Codification, or ASC, Topic 842, Leases (“ASC 842”), which increases transparency and comparability by recognizing a lessee’s rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance requires the recognition of the right-of-use (“ROU”) assets and related operating and finance lease liabilities on the balance sheet. The Company adopted the new guidance using the modified retrospective approach on January 1, 2021. As a result, the consolidated balance sheet as of December 31, 2020 was not restated and is not comparative.

The adoption of ASC 842 resulted in the recognition of operating ROU assets of $3,481 and operating lease liabilities of $3,481 on the Company’s condensed consolidated balance sheet as of January 1, 2021. The adoption of ASC 842 resulted in the recognition of finance ROU assets of $897 and finance lease liabilities of $897 on the Company’s condensed consolidated balance sheet as of January 1, 2021.

The Company elected the package of practical expedients permitted within the standard, which allow an entity to forgo reassessing (i) whether a contract contains a lease, (ii) classification of leases, and (iii) whether capitalized costs associated with a lease meet the definition of initial direct costs. Also, the Company elected the expedient allowing an entity to use hindsight to determine the lease term and impairment of ROU assets and the expedient to allow the Company to not have to separate lease and non-lease components. The Company has also elected the short-term lease accounting policy under which the Company would not recognize a lease liability or ROU asset for any lease that at the commencement date has a lease term of twelve months or less and does not include a purchase option that the Company is more than reasonably certain to exercise.

For contracts entered into on or after the Effective Date, at the inception of a contract the Company will assess whether the contract is, or contains, a lease. The Company’s assessment is based on: (i) whether the contract involves the use of a distinct identified asset, (ii) whether the Company obtained the right to substantially all the economic benefit from the use of the asset throughout the period, and (iii) whether the Company has the right to direct the use of the asset. Leases entered into prior to January 1, 2021, which were accounted for under ASC 840, were not reassessed for classification.

For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments. For finance leases, the lease liability is initially measured in the same manner and date as for operating leases, and is subsequently presented at amortized cost using the effective interest method. The Company generally uses its incremental borrowing rate as the discount rate for leases, unless an interest rate is implicitly stated in the lease. The present value of the lease payments is calculated using the incremental borrowing rate for operating and finance leases, which was determined using a portfolio approach based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The lease term for all of the Company’s leases includes the noncancelable period of the lease plus any additional periods covered by either a Company option to extend the lease that the Company is reasonably certain to exercise, or an option to extend the lease controlled by the lessor. All ROU assets are reviewed periodically for impairment.

Lease expense for operating leases consists of the lease payments plus any initial direct costs and is recognized on a straight-line basis over the lease term. Lease expense for finance leases consists of the amortization of the asset on a straight-line basis over the shorter of the lease term or its useful life and interest expense determined on an amortized cost basis, with the lease payments allocated between a reduction of the lease liability and interest expense.

The Company’s operating leases are comprised primarily of office space and R&D and manufacturing facilities. Finance leases are comprised primarily of vehicle leases. Balance sheet information related to our leases is presented below (ASC 842 was adopted on January 1, 2021):

	June 30,	January 1,	December 31,
	2021	2021	2020
Operating leases:
Right-of-use assets	$3,360	$3,481	$–
Lease liability, current	477	469	–
Lease liability, non-current	2,929	3,012	–
Finance leases:
Right-of-use assets	1,115	897	–
Lease liability, current	368	265	–
Lease liability, non-current	612	632	–

Other information related to leases is presented below:

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Other information:
Operating lease cost	$216	$395

As of June 30, 2021
Operating cash flows from operating leases	$348
Weighted-average remaining lease term – operating leases (in months)	91.8
Weighted-average discount rate – operating leases	9.2%

As of June 30, 2021, the annual minimum lease payments of our operating lease liabilities were as follows:

For The Years Ending December 31,
2021 (excluding the six months ended June 30, 2021)	$427
2022	673
2023	633
2024	597
2025	613
Thereafter	1,891
Total future minimum lease payments, undiscounted	4,834
Less: imputed interest	(1,428)
Present value of future minimum lease payments	$3,406